Group Entities (Information) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
ICL Israel Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Israel Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Dead Sea Works Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Dead Sea Works Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Dead Sea Bromine Company Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Dead Sea Bromine Company Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Rotem Amfert Negev Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Rotem Amfert Negev Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Mifalei Tovala Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Mifalei Tovala Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Dead Sea Magnesium Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Dead Sea Magnesium Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Ashli Chemicals (Holland) B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Ashli Chemicals (Holland) B.V.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Bromine Compounds Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Bromine Compounds Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Tetrabrom Technologies Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Tetrabrom Technologies Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Fertilizers and Chemicals Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Fertilizers and Chemicals Ltd.
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
I.D.E. Technologies Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	[1]	I.D.E. Technologies Ltd. *
Principal location of the company's activity		Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31		0.00%	50.00%
Iberpotash S.A. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Iberpotash S.A.
Principal location of the company's activity		Spain
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Fuentes Fertilizantes S.L. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Fuentes Fertilizantes S.L.
Principal location of the company's activity		Spain
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Europe Cooperatief U.A. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Europe Coöperatief U.A.
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL-IP Europe B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL-IP Europe B.V
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL IP Terneuzen B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL IP Terneuzen B.V
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Fertilizers Europe B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Fertilizers Europe C.V.
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Finance B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Finance B.V
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Everris International B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Everris International B.V.
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Puriphos B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Puriphos B.V
Principal location of the company's activity		The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Phosphorus Derivatives Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Phosphorus Derivatives Inc.
Principal location of the company's activity		United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Performance Products LP [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Performance Products LP
Principal location of the company's activity		United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL-IP America Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL-IP America Inc
Principal location of the company's activity		United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Everris N.A. Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Everris N.A. Inc.
Principal location of the company's activity		United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
BK Giulini GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company		BK Giulini GmbH
Principal location of the company's activity		Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Holding Germany GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Holding Germany GmbH
Principal location of the company's activity		Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL-IP Bitterfeld GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL-IP Bitterfeld GmbH
Principal location of the company's activity		Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Rovita GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Rovita GmbH
Principal location of the company's activity		Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Prolactal GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Prolactal GmbH
Principal location of the company's activity		Austria
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Cleveland Potash Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Cleveland Potash Ltd.
Principal location of the company's activity		United Kingdom
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL Brasil, Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Brasil, Ltda.
Principal location of the company's activity		Brazil
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
ICL (Shanghai) Investment Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL (Shanghai) Investment Co. Ltd.
Principal location of the company's activity		China
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Yunan Phosphate Haikou Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Yunnan Phosphate Haikou Co. Ltd.
Principal location of the company's activity		China
Ownership interest in it's subsidiary and investee companies for the year ended December 31		50.00%	50.00%
Sinobrom Compounds Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		Sinobrom Compounds Co. Ltd.
Principal location of the company's activity		China
Ownership interest in it's subsidiary and investee companies for the year ended December 31		75.00%	75.00%
ICL Asia Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company		ICL Asia Ltd
Principal location of the company's activity		Hong Kong
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%
Alana Potash Afar PLC [Member]
Disclosure of subsidiaries [Line Items]
Name of company	[2]	Alana Potash Afar PLC **
Principal location of the company's activity		Ehiopia
Ownership interest in it's subsidiary and investee companies for the year ended December 31		100.00%	100.00%

[1]	Investee company.
[2]	Following the company’s examination in 2017 it was concluded that the Company lost effective control over Allana and as a result, the Company deconsolidated Allana from its financial statements in 2017 (see note 9).